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                 MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
                           1221 Avenue of the Americas
                            New York, New York 10020


                                                                  March 25, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Morgan Stanley U.S. Government Securities Trust
      File 2-86966
      ------------
      Rule 497(j) Filing

Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 18, 2004.

                                                           Very truly yours,
                                                       /s/ Bennett MacDougall
                                                       -----------------------
                                                           Bennett MacDougall
                                                           Assistant Secretary



cc:  Barry Fink
     Larry Greene